Organization and principal activities (Details Textual) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Acorn International Inc [Member]
Organization And Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 20, 2005
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”) [Member]
Organization And Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 27, 2004
Approximate Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities | ¥				¥ 118.0
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”) [Member] | Maximum [Member]
Organization And Principal Activities [Line Items]
Approximate Additional Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities | $	$ 18.2
Beijing Acorn Trade Co., Ltd. ("Beijing Acorn") and Shanghai Acorn Network Technology Development Co., Ltd. ("Shanghai Network") Entity Shareholder [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Unavailability of Information, Number of Entities	2
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Number Of Shareholders Of Variable Interest Entity	2
Beijing HJX Technology Development Co., Ltd. ("Beijing HJX") and Shanghai HJX Electronic Technology Co., Ltd. ("HJX Electronic") Entity Shareholder [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Unavailability of Information, Number of Entities	2
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%
Number Of Shareholders Of Variable Interest Entity	2
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”) [Member]
Organization And Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 23, 2004
Approximate Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities			$ 8.7		¥ 53.0
Variable Interest Entity, Primary Beneficiary [Member]
Organization And Principal Activities [Line Items]
Number Of Variable Interest Entities	4	4	4	4	4
Percentage Of Net Revenue	38.80%	47.40%	74.70%
Percentage Of Assets	11.30%	11.20%		11.30%
Percentage Of Liabilities	17.80%	14.50%		17.80%